WHV/EAM Emerging Markets Small Cap Equity Fund
WHV/EAM Emerging Markets Small Cap Equity Fund
Investment Objective
The WHV/EAM Emerging Markets Small Cap Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page      of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees WHV/EAM Emerging Markets Small Cap Equity Fund	Class A		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage ofthe value of your investment):
Annual Fund Operating Expenses WHV/EAM Emerging Markets Small Cap Equity Fund		Class A	Class I
Management Fees		1.50%	1.50%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.75%	0.75%
Total Annual Fund Operating Expenses	[1]	2.50%	2.25%
Fee Waiver and/or Expenses Reimbursement	[1]	0.50%	0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.00%	1.75%
[1]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding 12b-1 fees and any other expenses designated as being class-specific, as well as interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 2.00% with respect to Class A Shares and 1.75% with respect to Class I Shares (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until [August 29, 2017], unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund’s Class A shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example WHV/EAM Emerging Markets Small Cap Equity Fund (USD $)	1 year	3 years
Class A	766	1,164
Class I	178	549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Portfolio turnover is only shown when the Fund has had a full calendar year of operations.

Summary of Principal Investment Strategies

The Fund primarily invests in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth.  The Fund invests in equity securities of non-U.S. companies domiciled in emerging markets, but may also invest in companies located in countries with developed markets.

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations. This 80% policy may be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization that corresponds to that of the Russell Emerging Markets Small Cap Growth Index (US $2.78B to $263m as of June, 2013). The Fund’s sub-adviser, EAM Global Investors, LLC (“EAM Global or Sub-Adviser”) employs a systematic, fundamentally-driven growth strategy to construct a diversified portfolio of stocks.  The strategy attempts to identify companies with the following key attributes:

•                  Low but rising growth expectations;

•                  Positioned to exceed those expectations of growth; and

•                  Have the opportunity for higher valuation framework moving forward (i.e. multiple expansion).

EAM Global employs a multi-step, “bottom-up” investment process focused on identifying stocks that it believes are accelerating their potential earnings growth due to positive, fundamental change.  There are no top-down sector allocation decisions made in the portfolio. EAM Global applies a combination of valuation tools, charting and quantitative screens, and fundamental analysis to rank the universe of securities with market capitalization similar to the securities in the Russell Emerging Markets Small Cap Growth Index (US $2.78B to $263m as of June, 2013).

EAM Global conducts a review of industry and company fundamentals to identify potential investment candidates based upon factors such as price action, earnings surprise, and positive estimates revisions which highlight opportunities whereby companies are benefitting from positive, fundamental change.  EAM Global analyzes whether new information or a new fundamental change has occurred, and assesses whether that development is likely to translate into sustainable financial acceleration, in order to build a portfolio with the goal of adding alpha over the long-term. It is anticipated that the Fund will typically hold 100 to 150 securities, with limited exposure to any single stock.

The Fund invests in securities of companies operating in a broad range of industries, and will not invest more than 25% of its assets in any single industry.  It is anticipated that the Fund will invest in securities of foreign issuers but may invest in securities of U.S. issuers. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•Emerging MarketRisk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•ForeignInvesting Risk: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•Growth Securities Risk: Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth EAM Global anticipated.

•Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•SmallCap Stock Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information
No performance information has been provided since the Fund does not yet have a full calendar year of performance.